Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net earnings	$ 330	$ 296	$ 723	$ 692
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	366	322	722	646
Amortization - intangible assets	36	34	71	68
Amortization - other	15	13	31	27
Deferred income tax expense	32	19	55	65
Equity component, allowance for funds used during construction (Note 9)	(18)	(17)	(35)	(39)
Other	38	33	68	67
Change in working capital (Note 11)	(40)	40	(63)	(47)
Cash from operating activities	759	740	1,572	1,479
Investing activities
Additions to property, plant and equipment	(827)	(751)	(1,693)	(1,515)
Additions to intangible assets	(58)	(39)	(107)	(79)
Contributions in aid of construction	22	20	61	34
Other	(55)	(50)	(95)	(98)
Cash used in investing activities	(918)	(820)	(1,834)	(1,658)
Financing activities
Proceeds from long-term debt, net of issuance costs	816	1,032	1,645	1,126
Repayments of long-term debt and finance leases	(609)	(116)	(836)	(122)
Borrowings under committed credit facilities	1,562	1,001	2,986	2,268
Repayments under committed credit facilities	(1,552)	(1,417)	(3,152)	(2,572)
Net change in short-term borrowings	82	38	158	144
Issue of common shares, net of costs and dividends reinvested	18	9	40	44
Dividends
Common shares, net of dividends reinvested	(164)	(150)	(324)	(297)
Preference shares	(16)	(16)	(32)	(32)
Subsidiary dividends paid to non-controlling interests	(11)	(10)	(31)	(28)
Other	(2)	(14)	7	(5)
Cash from financing activities	124	357	461	526
Effect of exchange rate changes on cash and cash equivalents	8	5	8	3
Change in cash and cash equivalents	(27)	282	207	350
Cash and cash equivalents, beginning of period	365	317	131	249
Cash and cash equivalents, end of period	$ 338	$ 599	$ 338	$ 599